Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Deferred income tax assets	$ 10,321	$ 19,821
Trade and other receivables	188,080	197,928
Cash and cash equivalents	199,766	336,282	$ 290,276	$ 273,635
TOTAL ASSETS	2,582,401	2,482,236
LIABILITIES
Trade and other payables	169,030	126,605
Deferred income tax liabilities	265,848	182,377
Payroll and social liabilities	26,294	24,408
Provisions for other liabilities	5,986	4,359	$ 3,172
Current income tax liabilities	6,866	7,037
TOTAL LIABILITIES	1,534,571	1,518,512
Operating segments
ASSETS
Total reportable assets as per segment information	2,166,859	1,912,801
Intangible assets (excluding goodwill)	14,711	12,448
Deferred income tax assets	10,321	19,821
Trade and other receivables	188,080	197,928
Other assets	1,079	854
Derivative financial instruments	1,585	2,102
Cash and cash equivalents	199,766	336,282
LIABILITIES
Total reportable liabilities as per segment information	1,064,505	1,166,862
Trade and other payables	169,030	126,605
Deferred income tax liabilities	265,848	182,377
Payroll and social liabilities	26,294	24,408
Provisions for other liabilities	5,986	4,359
Current income tax liabilities	1,625	760
Derivative financial instruments	$ 1,283	$ 13,141